Share-Based Compensation Plans - Summary of Assumptions Used in Calculations of Charge in Respect of Employee Stock Option Awards Granted (Detail)	12 Months Ended
	Mar. 31, 2020 INR (₨) shares yr ₨ / shares	Mar. 31, 2019 INR (₨) shares yr ₨ / shares
Vedanta Limited Employee Stock Option Scheme 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	18,751,330	14,870,100
Exercise price, share options granted | ₨ / shares	₨ 1	₨ 1
Share Price at the date of grant | ₨ / shares	₨ 144.60	₨ 195.00
Contractual Life	3 years	3 years
Expected Volatility	36.64%	44.30%
Expected option life | yr	3	3
Expected dividends	7.96%	6.50%
Risk free interest rate	5.68%	7.70%
Expected annual forfeitures	10.00%	10.00%
Vedanta Limited Employee Stock Option Scheme 2016 [member] | November 1, 2021-April 30, 2022 (Cash settled) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	2,037,690	1,076,120
Vedanta Limited Employee Stock Option Scheme 2016 [member] | November 1, 2021 - April 30, 2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	16,713,640	13,793,980
Non market performance based and market performance based [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per option granted | ₨	₨ 72.12	₨ 96.3
Non market performance based and market performance based [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per option granted | ₨	₨ 102.30	₨ 159.9